Intangible assets and goodwill - Useful Life and Net Value of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 166,336	$ 179,658	$ 178,407
Goodwill	967	34,596	41,966
Total intangible assets and goodwill	$ 167,303	$ 214,254	214,254
IT programs | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 3,249	$ 3,447
Total intangible assets and goodwill	$ 3,249	$ 3,447	3,447
Mining rights | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 140,873	$ 149,532
Total intangible assets and goodwill	$ 140,873	$ 149,532	149,532
Water rights and rights of way | Indeifinite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 4,909	$ 4,909
Total intangible assets and goodwill	$ 4,909	$ 4,909	4,909
Water rights | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 11,369	$ 15,158
Total intangible assets and goodwill	11,369	15,158	15,158
Customer-related intangible assets | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill	$ 0	$ 0
Intellectual property | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 5,850	$ 6,481
Total intangible assets and goodwill	$ 5,850	$ 6,481	6,481
Other intangible assets | Finite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 86	$ 131
Total intangible assets and goodwill	86	131	$ 131
Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	$ 967	$ 34,596
Goodwill | Indeifinite intangible assets
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite